Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,571,296	¥ 1,590,818
Service cost		39,672	45,697	¥ 43,698
Interest cost		5,790	5,590	6,933
Plan participants' contributions		1,131	1,200
Amendments	[1]	(74,160)	2,734
Actuarial loss (gain)		(6,938)	4,507
Foreign exchange translation		2,971	(5,605)
Benefits paid		(52,930)	(52,902)
Lump-sum payments		(27,357)	(20,743)
Settlement	[2]	(21,632)
Benefit obligations at end of fiscal year		1,437,843	1,571,296	1,590,818
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,252,624	2,413,556
Actual return (negative return) on plan assets		395,555	(125,549)
Foreign exchange translation		3,570	(4,268)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[3]	(188,299)
Employer contributions		24,939	20,587
Plan participants' contributions		1,131	1,200
Benefits paid		(52,930)	(52,902)
Settlement	[2]	(23,845)
Fair value of plan assets at end of fiscal year		2,412,745	2,252,624	¥ 2,413,556
Funded status		974,902	681,328
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		999,962	711,981
Accrued pension liability		(25,060)	(30,653)
Net amount recognized		974,902	681,328
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		67,856	(3,914)
Net actuarial gain (loss)		478,966	86,200
Net amount recognized		¥ 546,822	¥ 82,286

[1]	The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.
[2]	The amount of ¥21,632 million and ¥23,845 million of settlement for March 31, 2021 resulted from partial transition from the defined benefit pension plans to the defined contribution pension plans, which occurred during the second half of the fiscal year ended March 31, 2021 at MHFG and certain domestic subsidiaries. This partial transition constitutes a settlement under ASC 715 and any gain or loss is required to be recognized in the consolidated results of operations once settlement criteria are met. The settlement criteria were met during the second half of the fiscal year ended March 31, 2021.
[3]	During the fiscal year ended March 31, 2021, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2021. No gains or losses have been recognized as a result of this transaction.